Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party
Note 9 - Related Party

Note 9 - Related Party

Secured Note Payable

On November 29, 2016, pursuant to a new restated financing agreement entered with AC Midwest Energy, LLC (“AC Midwest”) on November 1, 2016, the Company closed on a new secured note with AC Midwest (the “AC Midwest Secured Note”) in the original principal amount of $9,646,686, which was to mature on December 15, 2018. AC Midwest is wholly-owned by a stockholder of the Company. The AC Midwest Secured Note is guaranteed by MES, is non-convertible and bears interest at a rate of 15.0% per annum, payable quarterly in arrears on or before the last day of each fiscal quarter. Interest expense for the three months ended June 30, 2021 and 2020 was $10,302 and $10,301, respectively. Interest expense for the six months ended June 30, 2021 and 2020 was $20,490 and $20,238 respectively. On February 25, 2019, per Amendment No. 3 to the Amended and Restated Financing Agreement, AC Midwest agreed to waive compliance with a certain financial covenant of the Restated Financing Agreement and strike this covenant in its entirety as of the effective date of the amendment. Also, pursuant to Amendment No. 3, the parties agreed that the maturity date for the remaining principal balance due under the AC Midwest Secured Note would be extended from December 15, 2018 to August 25, 2022. The amendment was accounted for as an extinguishment in accordance with ASC 470-50 with no gain or loss recorded. As of both June 30, 2021 and December 31, 2020, total principal of $271,686 was outstanding on this note.

Unsecured Note Payable

The Company has the following unsecured note payable - related party outstanding as of June 30, 2021 and December 31, 2020:

	June 31,	December 31,
	2021	2020
Unsecured note payable	$13,154,931	$13,154,931

Less discounts and debt issuance costs	(2,280,286)	(3,260,647)

Total unsecured note payable	10,874,645	9,894,284

Less current portion	-	-

Unsecured note payable, net of current portion	$10,874,645	$9,894,284

On November 29, 2016, pursuant to a new restated financing agreement entered with AC Midwest on November 1, 2016, the Company closed on an unsecured note with AC Midwest (the “AC Midwest Subordinated Note”) in the principal amount of $13,000,000, which was to mature on December 15, 2020. On February 25, 2019, the Company, entered into an Unsecured Note Financing Agreement (the “Unsecured Note Financing Agreement”) with AC Midwest, pursuant to which AC Midwest issued an unsecured note in the principal amount of $13,154,931 (the “New AC Midwest Unsecured Note”), which represented the outstanding principal and accrued and unpaid interest at closing.

In accordance with ASC 470-60-15-5, since the present value of the cash flows under the new debt instrument was at least ten percent different from the present value of the remaining cash flows under the terms of the original debt instrument, the Company accounted for the amendment to note as a debt extinguishment. Accordingly, the Company wrote off the remaining debt discount on the original debentures of $1,070,819. Since the amendment was with a related party defined in ASC 470-50-40-2 the Company recorded a Capital contribution of $3,412,204 on this exchange which is primarily related to the difference in fair value of the note on the date of the exchange. The Company determined that the rate of interest on the AC Midwest Subordinated Note was a below market rate of interest and determined that a discount of $6,916,687 should be recorded. This discount is based on an applicable market rate for unsecured debt for the Company of 21% and will be amortized as interested expense over the life of the loan. Amortized discount recorded as interest expense for the six months ended June 30, 2021 and 2020 was $980,360 and $985,777, respectively. As of June 30, 2021, the unamortized balance of the discount was $2,139,618 and unamortized balance of the debt issuance costs was $140,668 at June 30, 2021.

The New AC Midwest Unsecured Note, which has been issued in exchange for the AC Midwest Subordinated Note which has now been cancelled, will mature on August 25, 2022 (the “Maturity Date”). It bears a zero cash interest rate.

AC Midwest shall be entitled to a profit participation preference equal to 1.0 times the original principal amount (the “Profit Share”). If the original principal amount had been paid in full on or prior to August 25, 2020, AC Midwest would have been entitled to a profit participation preference equal to 0.5 times the original principal amount.

The Profit Share is “non-recourse” and shall only be derived from and computed on the basis of, and paid from, Net Litigation Proceeds from claims relating to the Company’s intellectual property, Net Revenue Share and Adjusted Free Cash Flow (as such terms are defined in the Unsecured Note Financing Agreement).

The Profit Share

In connection with the New AC Midwest Unsecured Note the Company shall pay the principal outstanding, as well as the Profit Share, in an amount equal to 60.0% of Net Litigation Proceeds until such time as any litigation funder has been paid in full and, thereafter, in an amount equal to 75.0% of such Net Litigation Proceeds until the Unsecured Note and Profit Share have been paid in full. In addition, and within 30 days following the end of each fiscal quarter, the Company shall pay the principal outstanding and Profit Share in an aggregate amount equal to the Net Revenue Share (which means 60.0% of Net Licensing Revenue (as defined) from licensing the Company’s intellectual property) plus Adjusted Free Cash Flow until the Unsecured Note and Profit Share have been paid in full, provided, however, that such payments shall exclude the first $3,500,000 of Net Licensing Revenue and Adjusted Free Cash Flow achieved commencing with the fiscal quarter ending March 31, 2019. Any remaining principal balance due on the Unsecured Note shall be due and payable in full on the Maturity Date. The Profit Share, however, if not paid in full on or before the Maturity Date, shall remain subject to Unsecured Note Financing Agreement until full and final payment.

The Company is utilizing the methodology behind the ASC 815, Derivatives and Hedging and ASC 480, Distinguishing Liabilities from Equity to determine how to account for the profit-sharing portion of the note payable. Although the transaction is not indexed to MEEC’s common stock the profit sharing has the characteristics of a freestanding financial instrument because the profit sharing is not callable by the lender, it will be paid out past the maturity of the Unsecured Note Payable and, the fair value will fluctuate over time based on payment predictions. The Profit Share was determined to have a fair value of $1,954,383 upon grant. The discounted cash flow model assumptions used at June 30, 2021 to calculate the Profit Share liability included: estimated term of sixteen years with between $100,000 to $350,000 paid quarterly starting in February 2024, and an annual market interest rate of 21%. The profit share liability will be marked to market every quarter utilizing management’s estimates.

The following are the changes in the profit share liabilities during the six months ended June 30, 2021 and 2020.

Profit Share as of January 1, 2021	$2,305,308
Addition	-
Loss on change in fair value of profit share	249,825
Profit Share as of June 30, 2021	$2,555,133

Profit Share as of January 1, 2020	$2,328,845
Addition	-
Gain on change in fair value of profit share	(252,390)
Profit Share as of June 30, 2020	$2,076,455

Debt Repayment and Exchange Agreement

On June 1, 2021, the Company, along with MES, entered into a Debt Repayment and Exchange Agreement with AC Midwest, which will repay all existing secured and unsecured debt obligations presently held by AC Midwest (the “Debt Repayment Agreement”).

Pursuant to the Debt Repayment Agreement, the Company shall at closing repay the principal balance outstanding on the AC Midwest Secured Note in cash, together with any other amounts due and owing under such note, and repay the outstanding debt under the New AC Midwest Unsecured Note by paying and issuing a combination of cash and shares of common stock which AC Midwest has agreed to accept in full and complete repayment of the obligations thereunder.

At closing, and with regard to the New AC Midwest Unsecured Note, the Company shall pay AC Midwest $6,577,465.30 in cash representing 50.0% of the aggregate outstanding principal balance of such note, and issue shares of common stock to AC Midwest in exchange for the remaining 50.0% of the aggregate outstanding principal balance at an exchange price equal to 100% of the offering price of common stock in the Qualifying Offering (as defined below). With regard to the Profit Share, at closing the Company shall pay AC Midwest $2,305,308.00 in cash representing the Profit Share Valuation, and issue shares of common stock for $4,026,567.76 representing the Adjusted Profit Share Valuation (as such terms are defined in the Debt Repayment Agreement) at the same exchange price indicated above. The Company has agreed to provide certain registration rights with respect to the shares issued thereunder.

The closing is subject to various conditions including but not limited to the completion of an offering of equity securities resulting in net proceeds of at least $12.0 million by December 31, 2021 (the “Qualifying Offering”). In the event that the closing does not occur by December 31, 2021, either party may terminate the Debt Repayment Agreement and the existing notes with AC Midwest will continue in their current forms.

Related Party Transactions

Kaye Cooper Kay & Rosenberg, LLP provides certain legal services to the Company and was paid $137,500 and $100,000 for the six months ended June 30, 2021 and 2020, respectively, for legal services rendered and disbursement incurred. David M. Kaye, a Director and Secretary of the Company, is a partner of the law firm. At June 30, 2021 and December 31, 2020, $206,250 and $168,750, respectively, was owed to the firm for services rendered.

Note 9 - Related Party

Secured Note Payable

On November 29, 2016, pursuant to a new restated financing agreement entered with AC Midwest Energy, LLC (“AC Midwest”) on November 1, 2016, the Company closed on a new secured note with AC Midwest (the “New AC Midwest Secured Note”) in the original principal amount of $9,646,686, which was to mature on December 15, 2018. The New AC Midwest Secured Note is guaranteed by MES, is non-convertible and bears interest at a rate of 15.0% per annum, payable quarterly in arrears on or before the last day of each fiscal quarter. The New AC Midwest Secured Note is secured by all of the assets of the Company. Interest expense for the years ended December 31, 2020 and 2019 was $41,432 and $40,753, respectively. On February 25, 2019, per Amendment No. 3 to the Amended and Restate Financing Agreement, AC Midwest agreed to waive compliance with a certain financial covenant of the Restated Financing Agreement and strike this covenant in its entirety as of the effective date of the amendment. Also, pursuant to Amendment No. 3, the parties agreed that the maturity date for the remaining principal balance due under the AC Midwest Secured Note would be extended from December 15, 2018 to August 25, 2022. The amendment was accounted for as an extinguishment in accordance with ASC 470-50 with no gain or loss recorded. As of December 31, 2020 and 2019, total principal of $271,686 was outstanding on this note.

Unsecured Note Payable

The Company has the following unsecured note payable - related party outstanding as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Unsecured Note Payable	$13,154,931	$13,154,931

Less unamortized discounts and debt issuance costs	(3,260,647)	(5,243,033)

Total unsecured notes payable	9,894,284	7,911,898

Less current portion	-	-

Unsecured notes payable, net of current portion	$9,894,284	$7,911,898

On November 29, 2016, pursuant to a new restated financing agreement entered with AC Midwest on November 1, 2016, the Company closed on an unsecured note with AC Midwest (the “AC Midwest Subordinated Note”) in the principal amount of $13,000,000, which was to mature on December 15, 2020. On February 25, 2019, the Company, entered into an Unsecured Note Financing Agreement (the “Unsecured Note Financing Agreement”) with AC Midwest, pursuant to which AC Midwest issued an unsecured note in the principal amount of $13,154,931 (the “New AC Midwest Unsecured Note”), which represented the outstanding principal and accrued and unpaid interest at closing.

In accordance with ASC 470-60-15-5, since the present value of the cash flows under the new debt instrument was at least ten percent different from the present value of the remaining cash flows under the terms of the original debt instrument, the Company accounted for the amendment to note as a debt extinguishment. Accordingly, the Company wrote off the remaining debt discount on the original Debentures of $1,070,819. Since the amendment was with a related party defined in ASC 470-50-40-2 the Company recorded a Capital contribution of $3,412,204 on this exchange which is primarily related to the difference in fair value of the note on the date of the exchange. The Company determined that the rate of interest on the AC Midwest Subordinated Note was a below market rate of interest and determined that a discount of $6,916,687 should be recorded. This discount is based on an applicable market rate for unsecured debt for the Company of 21% and will be amortized as interested expense over the life of the loan. Amortized discount recorded as interest expense for the years ended December 31, 2020 and 2019 was $1,860,096 and $1,763,024, respectively. As of December 31, 2020 and 2019, the unamortized balance of the discount was $3,260,647 and $5,243,033, respectively.

The New AC Midwest Unsecured Note, which has been issued in exchange for the AC Midwest Subordinated Note which has now been cancelled, will mature on August 25, 2022 (the “Maturity Date”). It bears a zero cash interest rate.

AC Midwest shall be entitled to a profit participation preference equal to 1.0 times the original principal amount (the “Profit Share”). If the original principal amount had been paid in full on or prior to August 25, 2020, AC Midwest would have been entitled to a profit participation preference equal to 0.5 times the original principal amount.

The Profit Share is “non-recourse” and shall only be derived from and computed on the basis of, and paid from, Net Litigation Proceeds from claims relating to the Company’s intellectual property, Net Revenue Share and Adjusted Free Cash Flow (as such terms are defined in the Unsecured Note Financing Agreement).

The Profit Share

In connection with the New AC Midwest Unsecured Note the Company shall pay the principal outstanding, as well as the Profit Share, in an amount equal to 60.0% of Net Litigation Proceeds until such time as any litigation funder has been paid in full and, thereafter, in an amount equal to 75.0% of such Net Litigation Proceeds until the Unsecured Note and Profit Share have been paid in full. In addition, and within 30 days following the end of each fiscal quarter, the Company shall pay the principal outstanding and Profit Share in an aggregate amount equal to the Net Revenue Share (which means 60.0% of Net Licensing Revenue (as defined) from licensing the Company’s intellectual property) plus Adjusted Free Cash Flow until the Unsecured Note and Profit Share have been paid in full, provided, however, that such payments shall exclude the first $3,500,000 of Net Licensing Revenue and Adjusted Free Cash Flow achieved commencing with the fiscal quarter ending March 31, 2019. Any remaining principal balance due on the Unsecured Note shall be due and payable in full on the Maturity Date. The Profit Share, however, if not paid in full on or before the Maturity Date, shall remain subject to Unsecured Note Financing Agreement until full and final payment.

The Company is utilizing the methodology in ASC 815 and ASC 480 to determine how to account for the profit-sharing portion of the note payable. Although the transaction is not indexed to MEEC’s stock the profit sharing seems like a freestanding financial instrument because the profit sharing is not callable by the lender, it will be paid out past the maturity of the note payable and, the fair value will fluctuate over time based on payment predictions. The Profit Share was determined to have a fair value of $1,954,383 upon grant. The discounted cash flow model assumptions used at December 31, 2020 to calculate the Profit Share liability included: estimated term of sixteen years with between $100,000 to $350,000 paid quarterly after the first three years, and an annual market interest rate of 21%. The profit share liability will be marked to market every quarter utilizing management’s estimates.

The following are the changes in the profit share liabilities during the years ended December 31, 2020 and 2019.

Profit Share as of January 1, 2020	$2,328,845
Addition	-
Gain on change in fair value of profit share	(23,537)
Profit Share as of December 31, 2020	$2,305,308
Profit Share as of January 1, 2019	$-
Addition	1,954,383
Loss on change in fair value of profit share	374,462
Profit Share as of December 31, 2019	$2,328,845

Related Party Transactions

Kaye Cooper Kay & Rosenberg, LLP provides certain legal services to the Company and was paid $175,275 and $329,729 in 2020 and 2019, respectively, for legal services rendered and disbursements incurred. David M. Kaye, a Director and Secretary of the Company, is a partner of the law firm. At December 31, 2020 and 2019, $168,750 and $43,750, respectively, was owed to the firm for services rendered.